Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Risk Management
Schedule of expected cash flows for non-derivative financial liabilities

	Weighted-average effective interest rate	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2018
Trade accounts payable		7,410	32	48		—	7,490
Due to related parties		—	2,022	—	—	—	2,022
Other payables and accruals*		9,308	17,741	4,914	—	—	31,963
Other non-current liabilities*		—	—	—	264	—	264
Variable interest loans	4.76%	14,558	22,087	442,224	670,072	266,960	1,415,901
Fixed interest loans**		—	75	466	1,014	—	1,555

Total		31,276	41,957	447,652	671,350	266,960	1,459,195

December 31, 2017
Trade accounts payable		4,982	78	65	—	—	5,125
Due to related parties		—	9,892	—	—	—	9,892
Other payables and accruals*		9,561	9,673	2,421	—	—	21,655
Other non-current liabilities		—	—	—	250	—	250
Variable interest loans	3.71%	44,729	21,152	100,420	1,096,246	308,678	1,571,225
Fixed interest loans**		—	1,102	3,309	59,326	—	63,737

Total		59,272	41,897	106,215	1,155,822	308,678	1,671,884

*	Non-financial liabilities are excluded.
**

A commitment fee is charged at 2.4% on the available amount of the Old Sponsor Credit Facility and 0.9% on the available amounts of the revolving credit facility of GAS-seven Ltd. and GAS-eight Ltd., respectively.

Schedule of expected cash flows for derivative financial instruments

	Less than 1 month	1 - 3 months	3 - 12 months	1 - 5 years	5+ years	Total
December 31, 2018
Interest rate swaps	773	120	3,194	2,551	(104)	6,534
Forward foreign exchange contracts	103	197	256	—	—	556

Total	876	317	3,450	2,551	(104)	7,090

December 31, 2017
Interest rate swaps	(292)	—	(1)	7,341	—	7,048

Total	(292)	—	(1)	7,341	—	7,048

Summary of credit risk exposure

	As of December 31,
	2017	2018
Cash and cash equivalents	149,455	129,125
Short-term investments	—	10,000
Trade and other receivables	3,765	13,484
Derivative financial instruments, current and non-current portion	6,615	9,731